Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Equivalents, at Carrying Value					$ 0	$ 0
Cash, Uninsured Amount	$ 1,745,520		$ 1,745,520			2,813,000
Depreciation	72,190	$ 69,127	306,092	$ 223,887	299,553	208,448
Depreciation, Depletion and Amortization, Nonproduction	$ 72,190	$ 69,127	$ 227,606	$ 202,046	274,053	208,448
Impairment of Intangible Assets, Finite-Lived					310,173	0
Asset Impairment Charges					4,887,297	1,524,030
Share-Based Payment Arrangement, Noncash Expense					862,079	1,377,379
Amortization of Warrants					925,839
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Noncash Expense					$ 782,081	543,332
Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term (Year)			6 years		6 years
Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term (Year)			6 years 6 months		6 years 6 months
Stock Issued for Services [Member]
Share-Based Payment Arrangement, Noncash Expense					$ 79,998	834,047
Amortization of Fair Values of Options [Member]
Share-Based Payment Arrangement, Noncash Expense					782,081	$ 543,332
Inventories [Member]
Depreciation, Depletion and Amortization, Nonproduction					$ 25,500